AB Tax-Managed Wealth Appreciation Strategy

Portfolio of Investments

May 31, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 62.5%
Information Technology – 21.9%
Communications Equipment – 0.9%
Cisco Systems, Inc.	55,627	$6,698,603
Motorola Solutions, Inc.	7,910	3,189,945

		9,888,548

Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp. - Class A	27,011	4,018,156
CDW Corp./DE	9,342	1,171,954

		5,190,110

Semiconductors & Semiconductor Equipment – 11.6%
Advanced Micro Devices, Inc.(a)	2,742	1,415,146
Applied Materials, Inc.	21,380	9,622,283
ASML Holding NV (REG)	1,580	2,548,161
Broadcom, Inc.	59,067	26,389,364
Intel Corp.(a)	42,205	4,840,069
KLA Corp.	1,369	2,630,821
Micron Technology, Inc.	2,356	2,287,676
NVIDIA Corp.	258,635	54,608,194
NXP Semiconductors NV	25,869	8,313,003
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	24,992	10,457,902
Texas Instruments, Inc.	7,086	2,166,049

		125,278,668

Software – 5.1%
Adobe, Inc.(a)	5,974	1,548,520
Microsoft Corp.	100,544	45,268,931
Oracle Corp.	39,720	8,967,982

		55,785,433

Technology Hardware, Storage & Peripherals – 3.8%
Apple, Inc.	116,367	36,313,486
Seagate Technology Holdings PLC	6,027	5,302,554

		41,616,040

		237,758,799

Financials – 8.1%
Banks – 2.4%
Bank of America Corp.	220,137	11,359,069
Fifth Third Bancorp	29,768	1,486,316
JPMorgan Chase & Co.	7,890	2,361,556
Wells Fargo & Co.	135,535	10,509,384

		25,716,325

Capital Markets – 2.5%
Charles Schwab Corp. (The)	102,987	8,995,915
Goldman Sachs Group, Inc. (The)	10,999	11,280,134
LPL Financial Holdings, Inc.	2,952	808,169
S&P Global, Inc.	14,559	6,173,016

		27,257,234

Consumer Finance – 0.4%
Capital One Financial Corp.	21,955	4,126,003

Financial Services – 1.6%
Visa, Inc. - Class A	54,512	17,790,537

Insurance – 1.2%
Everest Group Ltd.	8,749	2,834,938
Marsh & McLennan Cos., Inc.	14,347	2,295,090
Progressive Corp. (The)	35,998	6,854,019
Willis Towers Watson PLC	2,510	626,672

		12,610,719

		87,500,818

Company	Shares	U.S. $ Value

Communication Services – 7.7%
Entertainment – 0.9%
Walt Disney Co. (The)	92,353	$9,404,306

Interactive Media & Services – 6.3%
Alphabet, Inc. - Class A	9,993	3,800,738
Alphabet, Inc. - Class C	107,312	40,395,456
Meta Platforms, Inc. - Class A	33,223	21,013,879
Reddit, Inc. - Class A(a)	15,375	2,706,000

		67,916,073

Wireless Telecommunication Services – 0.5%
T-Mobile US, Inc.	29,971	5,620,462

		82,940,841

Industrials – 6.6%
Aerospace & Defense – 1.8%
Airbus SE (ADR)	59,912	3,119,618
BAE Systems PLC (Sponsored ADR)	33,430	3,654,233
Hexcel Corp.	30,291	2,719,829
RTX Corp.	55,952	10,052,336

		19,546,016

Building Products – 0.2%
Carrier Global Corp.	38,882	2,483,393

Commercial Services & Supplies – 0.4%
Veralto Corp.	50,825	4,179,340

Construction & Engineering – 0.1%
AECOM	14,454	1,002,674

Electrical Equipment – 2.0%
Eaton Corp. PLC	28,704	11,498,823
GE Vernova, Inc.	10,569	10,234,174

		21,732,997

Ground Transportation – 0.8%
CSX Corp.	173,327	7,844,780
Norfolk Southern Corp.	3,002	915,490

		8,760,270

Machinery – 0.9%
Deere & Co.	9,993	5,418,005
Ingersoll Rand, Inc.	10,221	732,232
PACCAR, Inc.	27,940	3,083,738

		9,233,975

Trading Companies & Distributors – 0.4%
United Rentals, Inc.	4,224	4,205,710

		71,144,375

Health Care – 5.6%
Biotechnology – 0.6%
Gilead Sciences, Inc.	412	55,385
Regeneron Pharmaceuticals, Inc.	1,560	959,057
Vertex Pharmaceuticals, Inc.(a)	12,579	5,629,606

		6,644,048

Health Care Equipment & Supplies – 0.9%
Edwards Lifesciences Corp.(a)	25,442	2,199,970
Intuitive Surgical, Inc.(a)	2,352	998,753
Medtronic PLC	37,254	2,749,718
Stryker Corp.	10,417	3,178,122

		9,126,563

Health Care Providers & Services – 1.3%
Encompass Health Corp.	28,949	3,064,251
UnitedHealth Group, Inc.	28,251	10,744,138

		13,808,389

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 1.4%
IQVIA Holdings, Inc.(a)	30,780	$5,608,424
Thermo Fisher Scientific, Inc.	15,320	7,545,253
Waters Corp.(a)	5,250	2,013,743

		15,167,420

Pharmaceuticals – 1.4%
Eli Lilly & Co.	4,567	5,046,535
Johnson & Johnson	9,589	2,160,689
Merck & Co., Inc.	56,755	6,737,954
Pfizer, Inc.	8,730	228,551
Roche Holding AG (Sponsored ADR)	9,386	491,826
Zoetis, Inc.	11,024	856,455

		15,522,010

		60,268,430

Consumer Discretionary – 5.3%
Broadline Retail – 3.1%
Amazon.com, Inc.(a)	123,502	33,424,581

Hotels, Restaurants & Leisure – 0.4%
Booking Holdings, Inc.	5,900	987,837
Hyatt Hotels Corp. - Class A	15,416	2,795,846
Starbucks Corp.	8,298	822,830

		4,606,513

Specialty Retail – 1.8%
AutoZone, Inc.(a)	2,010	5,899,732
Home Depot, Inc. (The)	24,189	7,671,299
TJX Cos., Inc. (The)	34,944	5,407,584

		18,978,615

		57,009,709

Consumer Staples – 2.5%
Beverages – 1.1%
Coca-Cola Co. (The)	87,708	6,929,809
Monster Beverage Corp.(a)	54,586	4,807,935

		11,737,744

Consumer Staples Distribution & Retail – 1.2%
Costco Wholesale Corp.	5,248	5,018,767
Dollar Tree, Inc.(a)	7,546	878,656
Walmart, Inc.	57,498	6,655,394

		12,552,817

Household Products – 0.2%
Procter & Gamble Co. (The)	18,581	2,667,488

		26,958,049

Energy – 1.7%
Energy Equipment & Services – 0.1%
Baker Hughes Co.	15,779	1,007,963

Oil, Gas & Consumable Fuels – 1.6%
Chevron Corp.	8,580	1,565,507
EOG Resources, Inc.	64,115	8,551,658
Exxon Mobil Corp.	53,511	7,773,008

		17,890,173

		18,898,136

Materials – 1.3%
Chemicals – 1.0%
Corteva, Inc.	77,030	6,029,908
Linde PLC	10,594	5,272,528
Westlake Corp.	1,866	162,025

		11,464,461

Company	Shares	U.S. $ Value

Construction Materials – 0.3%
Eagle Materials, Inc.	13,056	$2,887,726

		14,352,187

Utilities – 1.0%
Electric Utilities – 0.7%
American Electric Power Co., Inc.	58,995	7,472,897

Multi-Utilities – 0.3%
Ameren Corp.	35,665	3,850,750

		11,323,647

Real Estate – 0.8%
Industrial REITs – 0.1%
Prologis, Inc.	6,819	978,322

Real Estate Management & Development – 0.0%
CBRE Group, Inc. – Class A(a)	450	56,268

Specialized REITs – 0.7%
Digital Realty Trust, Inc.	21,355	4,057,450
Extra Space Storage, Inc.	25,480	3,677,019

		7,734,469

		8,769,059

Total Common Stocks (cost $278,196,692)		676,924,050

INVESTMENT COMPANIES – 37.3%
Funds and Investment Trusts – 37.3%(b)(c)
AB Discovery Growth Fund, Inc. - Class Z	1,701,437	25,266,335
AB Emerging Markets Opportunities ETF	461,077	24,418,638
AB Trust - AB Discovery Value Fund - Class Z	1,444,619	32,056,104
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z	2,651,594	41,470,924
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z	13,273,864	258,707,606
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z	1,699,608	22,927,714

Total Investment Companies (cost $281,141,718)		404,847,321

SHORT-TERM INVESTMENTS – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.46%(b) (c) (d) (cost $177,485)	177,485	177,485

Total Investments – 99.8% (cost $559,515,895)(e)		1,081,948,856
Other assets less liabilities – 0.2%		1,797,500

Net Assets – 100.0%		$1,083,746,356

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	The rate shown represents the 7-day yield as of period end.
(e)

As of May 31, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $525,754,375 and gross unrealized depreciation of investments was $(3,321,414), resulting in net unrealized appreciation of $522,432,961.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

REG – Registered Shares

REIT – Real Estate Investment Trust

AB Tax-Managed Wealth Appreciation Strategy

May 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$676,924,050	$-0-	$-0-	$676,924,050
Investment Companies	404,847,321	-0-	-0-	404,847,321
Short-Term Investments	177,485	-0-	-0-	177,485

Total Investments in Securities	1,081,948,856	-0-	-0-	1,081,948,856
Other Financial Instruments(b)	-0-	-0-	-0-	-0-

Total	$1,081,948,856	$-0-	$-0-	$1,081,948,856

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended May 31, 2026 is as follows:

Fund	Market Value 8/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 5/31/2026 (000)	Dividend Income (000)
AB Discovery Growth Fund, Inc.	$21,670	$2,102	$980	$(55)	$2,529	$25,266	$2,103
AB Emerging Markets Opportunities ETF	-0-	26,346	2,148	221	-0-	24,419	57
AB Government Money Market Portfolio	1,918	76,864	78,605	-0-	-0-	177	86
AB Trust - AB Discovery Value Fund	28,722	2,500	627	(30)	1,491	32,056	1,670
Bernstein Fund, Inc. - International Small Cap Portfolio	33,943	4,999	-0-	-0-	2,529	41,471	4,797
Bernstein Fund, Inc. - International Strategic Equities Portfolio	203,927	27,107	18,017	5,009	40,682	258,708	25,166
Bernstein Fund, Inc. - Small Cap Core Portfolio	19,624	1,963	397	15	1,723	22,928	1,963
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	18,878	-0-	23,116	4,238	-0-	-0-	-0-
	$328,682	$141,881	$123,890	$9,398	$48,954	$405,025	$35,842